Stockholders' Equity (Deficit), Stock-based Valuation Information (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2015 Equity Incentive Plan [Member] | Employee Stock Options [Member]
Weighted-Average Assumptions [Abstract]
Risk-free interest rate	1.90%	1.60%	2.00%
Dividend yield	0.00%	0.00%	0.00%
Volatility	79.50%	71.40%	67.90%
Expected life	6 years 22 days	6 years 29 days	6 years 29 days
2015 Equity Incentive Plan [Member] | Board of Director Stock Options [Member]
Weighted-Average Assumptions [Abstract]
Risk-free interest rate	1.90%	2.00%
Dividend yield	0.00%	0.00%
Volatility	79.40%	79.60%
Expected life	6 years 3 months	6 years 29 days
Ionis 2011 Equity Incentive Plan [Member] | Employee Stock Options [Member]
Weighted-Average Assumptions [Abstract]
Risk-free interest rate	1.90%	1.50%	1.50%
Dividend yield	0.00%	0.00%	0.00%
Volatility	65.80%	59.40%	54.10%
Expected life	4 years 6 months	4 years 6 months	4 years 6 months